Offerings	Oct. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	21,505,400
Proposed Maximum Offering Price per Unit	93.00
Maximum Aggregate Offering Price	$ 2,000,002,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200.30
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes 5,005,400 shares of the registrant's common stock that are issuable upon the exercise of pre-funded warrants referenced below.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase Common Stock
Amount Registered | shares	5,005,400
Proposed Maximum Offering Price per Unit	93.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). (3) Represents the sum of the pre-funded warrants sales price of $92.9999 per pre-funded warrant and the exercise price of $0.0001 per share of common stock issuable pursuant to the pre-funded warrants. Pursuant to Rule 457(g), the entire fee is allocated to the common stock underlying the pre-funded warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	43,010,800
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). (4) Pursuant to Rule 457(g), the entire fee is allocated to the common stock underlying the warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of warrants
Amount Registered | shares	43,010,800
Proposed Maximum Offering Price per Unit	155.00
Maximum Aggregate Offering Price	$ 6,666,674,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 920,667.68
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). (5) Represents shares of common stock issuable upon the exercise of the warrants. Each warrant will entitle the warrant holder to purchase one share of common stock at a price of $155.00 per share.